ORGANIZATION	12 Months Ended
Dec. 31, 2025
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

VNET Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009. The Company, together with its consolidated subsidiaries and variable interest entities (“VIEs”) are principally engaged in the provision of data center hosting and related services. Where appropriate, the term “Company” also refers to the Company itself and its consolidated subsidiaries and VIEs as a whole.

Foreign ownership in the business involving value-added telecommunications service, including data center service (except for e-commerce, domestic conferencing, store-and-forward, and call center services), is subject to significant restrictions under current PRC laws, rules and regulations. To comply with these foreign ownership restrictions, the Company conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The Company controls three significant VIEs, namely Beijing Yiyun Network Technology Co., Ltd. (previously known as Beijing aBitCool Network Technology Co., Ltd.), or VNET Technology, Beijing iJoy Information Technology Co., Ltd., or BJ iJoy, and Shanghai Zhiyan Yunwei Technology Co., Ltd., or SH Zhiyan as of December 31, 2025. The equity interests of VNET Technology are legally held by certain PRC individuals, including Mr. Sheng Chen, the Executive Chairperson of Board of Directors of the Company and Zhang Jun (collectively the “Nominee Shareholders”). On April 24, 2025, the Company updated certain VIE agreements while the substance of the terms had not been changed. The following is a summary of the key terms of the updated VIE Agreements of VNET Technology:

Share Pledge Agreements

On April 22, 2024, VNET China entered into a share pledge agreement with VNET Technology’s two shareholders. Pursuant to the share pledge agreement, each of the shareholders pledged his shares in VNET Technology to VNET China in order to guarantee the performance by the shareholders of their obligations under the equity option agreement, the loan agreement and the power of attorney, as well as the performance by VNET Technology of its obligations under the equity option agreement, the power of attorney, and payment of service fees to VNET China under the exclusive consultation and service agreement. In the event of a breach by VNET Technology or any shareholder of contractual obligations under the equity pledge agreement, VNET China, as pledgee, will have the right to dispose of the pledged equity interests in VNET Technology and will have priority in receiving the proceeds from such disposal. The shareholders of VNET Technology also have undertaken that, without prior written consent of VNET China, they will not dispose of, create, or allow any encumbrance on the pledged equity interests. We have registered the pledges of the equity interests in VNET Technology with the local branch of the State Administration for Industry and Commerce of the PRC (currently known as State Administration for Market Regulation of the PRC).

Power of Attorney

Pursuant to the respective power of attorney entered into on April 22, 2024, each shareholder of VNET Technology irrevocably authorized VNET Group, Inc. to act as his attorney in-fact to exercise all of his or her rights as a shareholder of VNET Technology, including the right to convene shareholder meetings, the right to vote and sign any resolution as a shareholder, the right to appoint directors, supervisors, and officers, and the right to sell, transfer, pledge, and dispose of all or a portion of the equity interest held by such shareholder. These powers of attorney will remain in force for ten years. Upon request by VNET Group, Inc., each shareholder of VNET Technology shall extend the term of its authorization prior to its expiration.

1.    ORGANIZATION (CONTINUED)

Equity Option Agreements

Pursuant to the equity option agreement on April 22, 2024 by and among VNET China, VNET Technology, Beijing VNET Broad Band Data Center Co., Ltd. (VNET Beijing) and each of the shareholders of VNET Technology, the shareholders of VNET Technology and VNET Technology (as the shareholder of VNET Beijing) have irrevocably granted VNET China an exclusive option to purchase all or part of their equity interests in VNET Technology and VNET Beijing when permissible under PRC laws. VNET China or its designated person may exercise such options to purchase equity interests at the lower of the amount of their respective paid-in capital in VNET Technology and VNET Beijing and the lowest price permitted under applicable PRC laws. The shareholders of VNET Technology and VNET Technology (as the shareholder of VNET Beijing) have undertaken that, without VNET China’s prior written consent, they will not, among other things, (i) transfer or otherwise dispose of their equity interests in VNET Technology and VNET Beijing, (ii) create any pledge or encumbrance on their equity interests in VNET Technology and VNET Beijing, (iii) change the registered capital of VNET Technology or VNET Beijing, (iv) merge VNET Technology and VNET Beijing with any other entity, (v) dispose of VNET Technology’s or VNET Beijing’s material assets (except in the ordinary course of business), or (vi) amend VNET Technology’s or VNET Beijing’s articles of association. The equity option agreement will remain effective for ten years and can be renewed upon request by VNET China.

Loan Agreements

VNET China and the shareholders of VNET Technology entered into a loan agreement on April 22, 2024. Pursuant to the agreements, VNET China has provided interest-free loan facilities of RMB57.0 million and RMB3.0 million, respectively, to the shareholders of VNET Technology, Mr. Sheng Chen and Mr. Jun Zhang, which was used to provide capital to VNET Technology to develop our data center and telecommunications value-added business and related businesses. There is no fixed term for the loan. To repay the loans, the shareholders of VNET Technology are required to transfer their shares in VNET Technology to VNET China or any entity or person designated by VNET China, as permitted under PRC laws. The shareholders of VNET Technology also undertake not to transfer all or part of their equity interests in VNET Technology to any third party, or to create any encumbrance, without the written permission from VNET China. In addition, we will provide unlimited financial support to VNET Technology for its operations and agreed to forego the right to seek repayment in the event VNET Technology is unable to repay such funding.

Exclusive Consultation and Service Agreement

Pursuant to the exclusive consultation service agreement entered into on April 22, 2024 by and among VNET China, VNET Technology and VNET Beijing, VNET China has the exclusive right to provide VNET Technology and VNET Beijing with software technology development, technology consulting, and technical services required by the business of VNET Technology and VNET Beijing. Without VNET China’s prior written consent, VNET Technology and VNET Beijing cannot accept any same or similar services subject to this agreement from any third party. VNET Technology and VNET Beijing agree to pay VNET China an annual service fee at an amount that is equal to 100% of its monthly after-tax profits, after making up losses from previous years, or an amount that is adjusted in accordance with VNET China’s sole discretion for the relevant month and also the mutually-agreed amount for certain other technical services, both of which should be paid within five days after VNET China sends invoice. VNET China has exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive consultation and service agreement, to the extent permitted by applicable PRC laws. To guarantee the performance the obligations of VNET Technology and VNET Beijing thereunder, the shareholders of VNET Technology have agreed to pledge their equity interests in VNET Technology to VNET China pursuant to the equity pledge agreement. The Exclusive Consultation and Service Agreement will remain effective for ten years, unless otherwise terminated by VNET China. Upon request by VNET China, the term of this agreement can be renewed prior to its expiration.

The contractual arrangements entered into by the Compant with the other VIEs are substantially similar to those entered into with VNET Technology.

In 2025, two consolidated subsidiaries of the Company entered into several agreements with third-party institutional investors to establish two separate partnerships, through which the Company transferred the equity interests of two data center subsidiaries to these partnerships. Another two subsidiaries of the Company, acting as general partners, owed 51% interests in the prospective partnerships. The two partnerships qualifies as VIEs and the Company evaluated that the two subsidiaries acting as the general partners are the primary beneficiaries and consolidated the financial information of the two partnerships. The Company evaluated the two partnerships qualified as businesses and their assets can be used for purposes other than settlement of their own obligations. Such two VIEs’ financial information was also included in the below table.

1.    ORGANIZATION (CONTINUED)

The following tables represent the financial information of the consolidated VIEs as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Company:

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	951,869	3,633,178
Restricted cash	514,991	629,377
Accounts receivable (net of allowance for doubtful debt of RMB121,632 and RMB206,310 as of December 31, 2024 and 2025, respectively)	1,510,487	2,109,472
Short-term investments	—	5,031
Amounts due from related parties	77,907	78,384
Prepaid expenses and other current assets	2,258,563	1,923,157
Total current assets	5,313,817	8,378,599
Non-current assets:
Restricted cash	18,000	123
Derivative financial instrument	6,768	11,185
Long-term investments, net	151,849	180,925
Property and equipment, net	7,150,464	12,736,740
Intangible assets, net	510,847	637,113
Land use rights, net	55,402	133,618
Operating lease right-of-use assets, net	4,561,722	4,817,080
Deferred tax assets, net	221,722	173,541
Other non-current assets	166,103	645,565
Total non-current assets	12,842,877	19,335,890
Total assets	18,156,694	27,714,489
Current liabilities:
Short-term bank borrowings	589,000	1,086,997
Current portion of long-term borrowings	1,093,160	1,657,840
Current portion of finance lease liabilities	94,162	229,691
Current portion of operating lease liabilities	881,025	941,603
Accounts and notes payable	574,642	610,988
Amounts due to inter-companies, net (1)	3,128,991	3,622,715
Amounts due to related parties	355,679	415,889
Income taxes payable	68,458	136,043
Advances from customers	1,378,806	933,920
Deferred revenue	80,435	124,401
Current portion of deferred government grants	6,727	24,929
Accrued expenses and other payables	1,274,258	3,060,317
Total current liabilities	9,525,343	12,845,333

1.    ORGANIZATION (CONTINUED)

	As of December 31,
	2024	2025
	RMB	RMB
Non-current liabilities:
Long-term borrowings	3,285,482	7,846,171
Non-current portion of finance lease liabilities	705,013	923,083
Non-current portion of operating lease liabilities	3,737,819	3,963,305
Amounts due to inter-companies, net (1)	1,020,972	892,476
Unrecognized tax benefits	107,850	118,734
Deferred tax liabilities	118,374	106,232
Deferred government grants	38,654	82,493
Total non-current liabilities	9,014,164	13,932,494
Total liabilities	18,539,507	26,777,827

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	6,418,125	7,391,709	9,278,295
Net (loss) income	(999,101)	353,325	741,675

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash generated from operating activities	1,418,796	2,191,027	1,800,362
Net cash used in investing activities	(1,431,085)	(2,095,055)	(4,459,173)
Net cash (used in) generated from financing activities	(359,809)	30,393	5,436,629
Net (decrease) increase in cash and cash equivalents and restricted cash	(372,098)	126,365	2,777,818
(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.